Putnam
Capital
Appreciation
Fund

SEMIANNUAL REPORT

November 30, 1996

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "For Putnam Capital Appreciation Fund, we continue to find a number of strong companies that -- at least for the present -- appear to have gone relatively unnoticed by investors. When the strength of such companies becomes apparent, we believe that the resulting investor interest may help to push prices upward."

                                 -- Gerald Zukowski, manager
                                    Putnam Capital Appreciation Fund

       CONTENTS

 4     Report from Putnam Management

 9     Fund performance summary

14     Portfolio holdings

21     Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Last summer's rather pronounced correction in the stock market occurred just as shareholders were receiving Putnam Capital Appreciation Fund's report for fiscal 1996. You may recall that the report suggested the possibility of such declines, especially in the wake of the market's sustained rise.

As your fund reached the midpoint of its current fiscal year on November 30, 1996, investors had all but forgotten the July reversal -- and the market continues its unprecedented advance. The brevity of last July's correction should not blind investors to the possibility of similar pauses from time to time.

That said, we remain optimistic about the outlook both for the market in general and for your fund in particular during the remainder of fiscal 1997. Your fund's management team reports in more specific terms in the following review of performance and prospects.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

January 15, 1997



Report from the Fund Managers
Gerald S. Zukowski, lead manager
Anthony C. Santosus

With an unflagging optimism, investors bid up stock prices throughout Putnam Capital Appreciation Fund's semiannual period, driving the Standard and Poor's 500(registered trademark) Index to new heights. Because this broad market index is weighted in favor of large-capitalization stocks while your fund invests in a combination of large- and smaller-capitalization stocks that meet specific criteria, it is not surprising that the fund's semiannual results -- though respectable -- underperformed the index. A longer-term perspective, however, shows that the fund retains its ability to deliver market-beating performance.

For example, over the six months ended November 30, 1996, your fund's class A shares provided a total return of 8.82% at net asset value (NAV) and 2.54% at public offering price (POP), while the S&P 500 returned 14.37%. For the 12-month period ended November 30, however, your fund's class A shares gained 30.14% at NAV and 22.65% at POP, while the S&P 500 added 27.85%. For results over the longer term and for different share classes, please turn to pages 9 and 10 of this report.

Market watchers generally agree about the impetus behind the rally. A positive combination of low interest rates, low inflation, continuing economic growth, massive mutual fund inflows, and corporate restructurings all helped to make equities highly attractive.

There is disagreement, however, as to whether stocks are overvalued. Some analysts argue that prices can go higher -- albeit more slowly -- while others believe that traditional measures of stock valuation now indicate an overextended market. In either case, we believe our consistent strategy of emphasizing companies that combine strong growth prospects with sound equity values retains its long-term potential.

* LARGE, WELL-KNOWN COMPANIES SURGE AHEAD

Stocks of large companies paced domestic exchanges over your fund's semiannual period. Initially investors favored these stocks because of large companies' seemingly assured earnings growth, and strong financial positions. As the year went on, large companies became even more sought after for their perceived safety in case of a market decline. Among its large company holdings, your fund benefited from the performance of a number of banks, including Citicorp, Chase Manhattan, BankAmerica, and Bank of Boston. These banks have done well in the prevailing environment of stable interest rates, boosting their profits and, in turn, being rewarded with higher price-to-earnings ratios.

IBM, after a wrenching re-engineering process in the late 1980's, has re-established its credentials as a premier growth company and was one of the fund's strongest holdings over the first half of the fiscal year. Corporate earnings appear sound and growing, and its management has initiated a substantial stock buy-back program that we consider an important support for the stock price.

Another standout large company in the fund's portfolio was General Electric. As with IBM, GE is considered a leading growth company serving global markets. Its earnings, we believe, have the potential to rise steadily in the coming years because of its broad product line and large market share. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[!!!!!!!GRAPHIC BAR CHART OMITTED!!!!!!!]

TOP INDUSTRY SECTORS*

Insurance and finance                         13.1%

Real estate                                    7.5%

Computer services and software                 7.1%

Consumer non durables                          6.7%

Oil and gas                                    6.5%

Footnote reads:
*Based on net assets as of 11/30/96. Holdings will vary over time.

* SMALLER, LESSER-KNOWN ISSUES ALSO CONTRIBUTE TO PERFORMANCE

A number of somewhat eclectic smaller companies in the fund's portfolio performed quite well over the past fiscal year. American Pad and Paper, for example, is one of the dominant suppliers of paper to office superstores. We thought the stocks of such superstores were expensive, but establishing a position in this company's stock gave the fund a reasonably priced way to gain exposure to this thriving sector.

Complete Management, another fund holding, is a company that consolidates physicians' practices. Such companies have become increasingly important as health care continues to transform itself; however, this is one of the first such ventures in the large New York State market. Among other fund holdings, Ugly Duckling Corp. owns used car lots and finances automobile purchases, while Bonded Motors has established a profitable business overhauling auto engines.

Your fund also had a substantial position in the specialty metals area. We purchased shares in RMI Titanium Corp. and Titanium Metals Corp. over the past year. Both stocks appreciated sharply as demand for titanium -- used mainly in large airplanes but also, increasingly, in golf clubs and deepwater platforms -- has risen dramatically over the past year. Among mining companies, your fund's holdings of Zeigler Coal performed well in recent months and may benefit in the coming year from renewed investor interest in energy stocks.

Many of your fund's foreign holdings were similarly upbeat performers. Gucci, the Italian luxury goods manufacturer, has aggressively expanded its marketing and distribution, moving into lucrative new markets with its attractive product line. Tranz Rail Holdings provides railroad transportation for New Zealand's massive natural resources exports.

TOP 10 HOLDINGS*

General Electric Co.
Conglomerate

Mapco, Inc.
Energy related

Philip Morris Cos., Inc.
Tobacco

RMI Titanium Co.
Titanium

Echlin, Inc.
Auto parts

IBM Corp.
Technology

Titanium Metals Corp.
Titanium

PepsiCo, Inc.
Soft drinks

Chase Manhattan Corp.
Financial services

American Express Co.
Financial services

Footnote reads:
*These holdings represent 17.3% of the fund's net assets as of 11/30/96. Portfolio holdings will vary over time.

* REITS' YIELDS PROVE ALLURING; TECH STOCKS STRONG

Another area of concentration for the fund was real estate investment trusts. REITs typically carry a substantial dividend yield, making them relatively attractive in unsettled markets. Over your fund's semiannual period, many REITS also experienced attractive capital gains. Furthermore, we believe that the sector as a whole has gained visibility and cash flows from investors. Some 6% of your fund is currently invested in REITs, a position we believe is warranted in the current market environment.

Finally, a number of technology companies have performed well for your fund over the past several months. Notably, Adaptec manufactures input devices that speed the entry of data into computers. The company has established a substantial market share in this fast-growing industry.

* OUTLOOK FOR COMING MONTHS INCLUDES VOLATILITY

Such a sharp rise in the stock market invariably raises questions about how long the good times can last. As of this report, the outlook seems largely benign for the overall economy; growth appears moderate, inflation low, and interest rates stable. Nevertheless, there is ample room for some caution. Deccelerating corporate profits could dampen investor optimism; signs of inflation and any subsequent interest-rate increase by the Federal Reserve Board could cause waves in the market. In such an environment, we consider your fund's emphasis on earnings growth and attractive values to be a particularly appropriate investment strategy.

Footnote reads:
The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/96, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Capital Appreciation Fund is designed for investors seeking capital gain through investments in equities chosen for their growth potential.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 11/30/96

                        Class A          Class B            Class M
(inception date)       (8/5/93)         (11/2/94)          (1/22/96)
                       NAV   POP        NAV   CDSC         NAV   POP
------------------------------------------------------------------------
6 months             8.82%   2.54%    8.37%   3.37%      8.53%  4.74%
------------------------------------------------------------------------
1 year              30.14   22.65    29.19   24.19
------------------------------------------------------------------------
Life of class      120.80  108.11    65.15   62.15      27.74  23.29
Annual average      26.94   24.70    27.28   26.16         --     --
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/96

                             Standard & Poor's             Consumer
                                 500 Index               Price Index
------------------------------------------------------------------------
6 months                           14.37%                    1.28%
------------------------------------------------------------------------
1 year                             27.85                     3.26
------------------------------------------------------------------------
Life of class A                    84.19                     9.83
Annual average                     20.19                     2.87
------------------------------------------------------------------------
Life of class B                    68.69                     6.09
Annual average                     28.53                     2.88
------------------------------------------------------------------------
Life of class M                    25.95                     2.72
------------------------------------------------------------------------

Footnote reads:
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/96

                        Class A             Class B            Class M
------------------------------------------------------------------------
Distributions (number)       --                  --                 --
------------------------------------------------------------------------
Income                       --                  --                 --
------------------------------------------------------------------------
Total                        --                  --                 --
------------------------------------------------------------------------
Share value:          NAV     POP          NAV      NAV             POP
------------------------------------------------------------------------
5/31/96            $16.33  $17.33       $16.24   $16.29          $16.88
------------------------------------------------------------------------
11/30/96            17.77   18.85        17.60    17.68           18.32
------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)

                        Class A             Class B             Class M
                       NAV  POP            NAV  CDSC           NAV  POP
------------------------------------------------------------------------
6 months            12.07%  5.62%       11.69%  6.69%      11.74%  7.81%
------------------------------------------------------------------------
1 year              30.12  22.65        29.18  24.18
------------------------------------------------------------------------
5 years                                    --     --          --     --
Annual average                             --     --          --     --
------------------------------------------------------------------------
10 years                                   --     --          --     --
Annual average                             --     --          --     --
------------------------------------------------------------------------
Life of class      125.86 112.88        68.85  65.85       30.56  26.00
Annual average      26.99  24.80        27.30  26.26          --     --
------------------------------------------------------------------------

Footnote reads:
Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and does not take into account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



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New features will be added to the site on an ongoing basis. So, visit us
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PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

* Formerly Natural Resources Fund

+ Formerly Overseas Growth Fund

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

** Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Portfolio of investments owned
November 30, 1996 (Unaudited)

COMMON STOCKS  (91.7%) *
NUMBER OF SHARES                                                                                    VALUE

Automotive  (2.1%)
---------------------------------------------------------------------------------------------------------
           70,000  Bonded Motors, Inc. +                                                        $ 630,000
          243,000  Echlin, Inc.                                                                 8,170,875
           60,000  Ford Motor Co.                                                               1,965,000
                                                                                             ------------
                                                                                               10,765,875

Basic Industrial Products  (2.4%)
---------------------------------------------------------------------------------------------------------
           71,000  Deere (John) & Co.                                                           3,168,375
          252,500  Owens-Illinois, Inc. +                                                       4,671,250
           65,000  Shorewood Packaging Corp. +                                                  1,210,625
           76,000  Sundstrand Corp.                                                             2,964,000
                                                                                             ------------
                                                                                               12,014,250

Building and Construction  (0.9%)
---------------------------------------------------------------------------------------------------------
          119,000  Congoleum Corp. Class A +                                                    1,517,250
          124,800  Dayton Superior Corp. +                                                      1,232,400
          144,000  Southern Energy Homes, Inc. +                                                1,764,000
                                                                                             ------------
                                                                                                4,513,650

Business Equipment and Services  (2.4%)
---------------------------------------------------------------------------------------------------------
           70,000  Adaptec, Inc. +                                                              2,607,500
           67,400  Personnel Group of America, Inc. +                                           1,524,925
           30,000  PIA Merchandising Services, Inc. +                                             270,000
          120,700  Unidigital, Inc. +                                                             588,413
           31,000  Western Digital Corp. +                                                      1,666,250
          107,000  Xerox Corp.                                                                  5,256,375
                                                                                             ------------
                                                                                               11,913,463

Chemicals  (0.9%)
---------------------------------------------------------------------------------------------------------
          115,000  Agrium, Inc. (Canada)                                                        1,523,750
           40,000  Applied Extrusion Technologies, Inc. +                                         375,000
          124,000  Carbide/Graphite Group, Inc. +                                               2,387,000
                                                                                             ------------
                                                                                                4,285,750

Computer Services and Software  (7.1%)
---------------------------------------------------------------------------------------------------------
          174,500  4Front Software International, Inc. +                                          785,250
           14,500  Ansoft Corp. +                                                                  76,125
          120,400  Cabletron Systems, Inc. +                                                    4,861,150
           86,250  Computer Associates Intl., Inc.                                              5,670,938
          240,100  DecisionOne Holdings Corp. +                                                 3,721,550
           47,000  IBM Corp.                                                                    7,490,625
           74,800  Ingram Micro, Inc. Class A +                                                 1,841,950
          178,700  Integrated Technology USA                                                      413,244
           21,000  National Computer Systems Inc.                                                 498,750
           18,000  Parametric Technology Corp. +                                                  978,750
           75,170  Sterling Commerce, Inc. +                                                    2,367,855
           47,200  Sterling Software, Inc. +                                                    1,563,500
          100,000  Storage Technology Corp. +                                                   4,987,500
           40,000  ULTRADATA Corp. +                                                              200,000
                                                                                             ------------
                                                                                               35,457,187

Conglomerates  (0.5%)
---------------------------------------------------------------------------------------------------------
          117,000  Ogden Corp.                                                                  2,266,875

Consumer Non Durables  (6.7%)
---------------------------------------------------------------------------------------------------------
          267,650  American Pad & Paper Co. +                                                   5,286,088
          134,000  Dimon Inc.                                                                   2,780,500
           85,000  Donnkenny, Inc. +                                                              345,313
           12,000  Kellwood Co.                                                                   216,000
           19,800  Nu Skin Asia Pacific Inc. Class A +                                            586,575
           60,000  OroAmerica, Inc. +                                                             285,000
          100,000  Philip Morris Cos., Inc.                                                    10,312,500
           80,000  Revlon, Inc. Class A +                                                       2,470,000
          162,000  RJR Nabisco Holdings Corp. +                                                 5,184,000
          154,000  Standard Commercial Corp. +                                                  2,079,000
          131,700  Toy Biz, Inc. +                                                              2,436,450
           75,000  Ultrafem, Inc. +                                                             1,350,000
                                                                                             ------------
                                                                                               33,331,426

Consumer Services  (0.5%)
---------------------------------------------------------------------------------------------------------
           10,000  Service Corp. International                                                    301,250
           42,500  Sight Resource Corp. +                                                         223,125
           88,800  Steiner Leisure Ltd. +                                                       1,209,900
           23,000  Young Broadcasting Corp. Class A +                                             698,625
                                                                                             ------------
                                                                                                2,432,900

Electronics and Electrical Equipment  (3.0%)
---------------------------------------------------------------------------------------------------------
          100,000  Bell Microproducts, Inc. +                                                     775,000
           80,000  CHS Electronics, Inc. +                                                      1,040,000
          112,000  General Electric Co.                                                        11,648,000
          130,000  JPM Co. +                                                                    1,592,500
                                                                                             ------------
                                                                                               15,055,500

Energy-Related  (2.8%)
---------------------------------------------------------------------------------------------------------
          133,700  Calpine Corp. +                                                              2,406,600
          342,000  Mapco, Inc.                                                                 11,542,500
                                                                                             ------------
                                                                                               13,949,100

Entertainment  (0.9%)
---------------------------------------------------------------------------------------------------------
           32,282  Disney (Walt) Productions, Inc.                                              2,380,798
           46,000  ITT Corp. (New) +                                                            2,121,750
                                                                                             ------------
                                                                                                4,502,548

Environmental Control  (1.4%)
---------------------------------------------------------------------------------------------------------
          152,500  Commodore Applied Technologies, Inc. +                                         867,344
          236,000  Philip Environmental, Inc. +                                                 3,068,000
           90,500  WMX Technologies, Inc.                                                       3,258,000
                                                                                             ------------
                                                                                                7,193,344

Food and Beverages  (3.7%)
---------------------------------------------------------------------------------------------------------
           30,000  American Craft Brewing International Ltd. +                                     75,000
          188,000  IBP, Inc.                                                                    4,653,000
           79,300  JP Foodservice, Inc. +                                                       1,932,938
          231,000  PepsiCo, Inc.                                                                6,901,125
          120,000  Sara Lee Corp.                                                               4,710,000
                                                                                             ------------
                                                                                               18,272,063

Health Care  (4.7%)
---------------------------------------------------------------------------------------------------------
           56,000  Beckman Instruments, Inc.                                                    2,030,000
          152,000  Columbia/HCA Healthcare Corp.                                                6,080,000
          309,800  Community Care of America, Inc. +                                            1,239,200
          272,000  Complete Management, Inc. +                                                  4,148,000
          130,000  Epitope, Inc. +                                                              1,592,500
           87,000  Foundation Health Corp. +                                                    2,544,750
          293,000  ICN Pharmaceuticals, Inc.                                                    5,676,875
           43,800  Rightchoice Managed Care, Inc. Class A +                                       399,675
                                                                                             ------------
                                                                                               23,711,000

Insurance and Finance  (13.1%)
---------------------------------------------------------------------------------------------------------
          123,000  American Express Co.                                                         6,426,750
          121,000  Banco BHIF ADR (Chile) +                                                     2,041,875
          271,000  Banco de A. Edwards ADR (Chile) +                                            4,945,750
          214,200  Banco De Galicia y Buenos Aires Class B ADR  (Argentina)                     4,739,175
           18,200  Bank of Boston Corp.                                                         1,271,725
           34,000  BankAmerica Corp.                                                            3,502,000
           21,000  Bankers Life Holding Corp.                                                     514,500
           36,300  BHC Financial, Inc.                                                            571,725
           73,000  Chase Manhattan Corp. (New)                                                  6,898,500
           30,000  Citicorp                                                                     3,277,500
           35,100  Emergent Group, Inc. +                                                         416,813
           72,000  Federal National Mortgage Association                                        2,970,000
           21,000  Fremont General Corp.                                                          653,625
           60,400  GCR Holdings, Ltd. +                                                         1,366,550
           65,400  Granite Financial, Inc. +                                                      547,725
           30,000  Harrington Financial Group, Inc. +                                             303,750
           20,500  Merrill Lynch & Co., Inc.                                                    1,645,125
           45,000  Morgan Stanley Group, Inc.                                                   2,705,625
           10,000  NationsBank Corp.                                                            1,036,250
           70,000  Pioneer Financial Services, Inc.                                             1,295,000
           76,000  Reliance Group Holdings, Inc.                                                  684,000
           35,700  Rockford Industries, Inc. +                                                    383,775
           94,500  Symons International Group, Inc. +                                           1,204,875
           49,000  The PMI Group, Inc.                                                          2,842,000
          130,963  Titan Holdings, Inc.                                                         1,964,445
          120,800  Ugly Duckling Corp. +                                                        2,098,900
           62,512  Union Acceptance Corp. Class A +                                             1,218,984
          195,000  UnionAmerica Holdings PLC ADR (United Kingdom)                               3,656,250
          113,000  United Asset Management Corp.                                                3,065,125
            4,000  Wells Fargo & Co.                                                            1,138,500
                                                                                             ------------
                                                                                               65,386,817

Metals and Mining  (4.4%)
---------------------------------------------------------------------------------------------------------
           42,500  Century Aluminum Co. +                                                         658,750
          415,000  RMI Titanium Co. +                                                           9,648,750
          219,300  Titanium Metals Corp. +                                                      7,346,550
          226,000  Zeigler Coal Holding Co.                                                     4,152,750
                                                                                             ------------
                                                                                               21,806,800

Oil and Gas  (6.5%)
---------------------------------------------------------------------------------------------------------
          417,000  Arakis Energy Corp. +                                                        2,475,938
           55,000  Columbia Gas System, Inc. +                                                  3,554,375
           81,400  Core Laboratories N.V. +                                                     1,261,700
           85,900  Dailey Petroleum Services Corp. +                                              901,950
           68,100  Dawson Production Services, Inc. +                                             817,200
           58,000  Enron Global Power & Pipelines                                               1,667,500
           87,200  Ente Nazionale Idrocarburi S.P.A. (ENI) ADR (Italy)                          4,578,000
          138,000  Forasol-Foramer N.V. (France) +                                              2,484,000
          121,200  Fortune Petroleum Corp. +                                                      363,600
           57,600  Monterey Resources, Inc. +                                                     950,400
          155,000  Newpark Resources, Inc. +                                                    5,425,000
           65,100  Precision Drilling Corp. (Canada) +                                          2,066,925
           75,000  Seitel, Inc. +                                                               3,037,500
          163,000  TransTexas Gas Corp. +                                                       2,200,500
           41,400  Veritas DGC Inc. +                                                             884,925
                                                                                             ------------
                                                                                               32,669,513

Pharmaceuticals  (4.6%)
---------------------------------------------------------------------------------------------------------
          105,000  Astra AB ADR (Sweden)                                                        5,066,250
          101,000  Euromed, Inc. +                                                                277,750
           29,000  Lilly (Eli) & Co.                                                            2,218,500
           61,200  Maxim Pharmaceuticals, Inc. +                                                  550,800
           55,000  Pfizer, Inc.                                                                 4,929,375
          125,000  Pharmacia & Upjohn, Inc.                                                     4,828,125
           93,000  Procept, Inc. +                                                                107,530
           72,000  Warner-Lambert Co.                                                           5,148,000
                                                                                             ------------
                                                                                               23,126,330

Photography  (0.7%)
---------------------------------------------------------------------------------------------------------
           45,000  Eastman Kodak Co.                                                            3,645,000

Real Estate  (7.5%)
---------------------------------------------------------------------------------------------------------
          160,000  Alexander Haagen Properties (R)                                              2,300,000
          107,500  Arcadian Corp.                                                               2,727,813
          164,800  Capstone Capital Trust, Inc. (R)                                             3,460,800
          135,700  Commercial Net Lease Realty Inc. (R)                                         1,967,650
           46,000  CWM Mortgage Holdings, Inc. (R)                                                948,750
           98,500  First Industrial Realty Trust, Inc. (R)                                      2,819,563
           65,000  First Washington Realty Trust, Inc. (R)                                      1,421,875
          150,000  Fortress Group, Inc. +                                                         937,500
           86,700  Glenborough Realty Trust, Inc.                                               1,300,500
           65,000  Healthcare Realty Trust, Inc. (R)                                            1,657,500
           71,000  Horizon Group Inc. (R)                                                       1,384,500
          158,900  Innkeepers USA Trust (R)                                                     1,986,250
          105,300  Malan Realty Investors, Inc. (R)                                             1,553,175
           64,000  Millennium & Copthorne Hotels PLC 144A ADR (United Kingdom)+                 1,504,000
           55,000  National Health Investors, Inc.(R)                                           1,966,250
          205,000  Nursing Home Properties PLC (United Kingdom)                                   404,911
           30,000  Omega Healthcare Investors, Inc. (R)                                           971,250
           62,500  Public Storage, Inc. (R)                                                     1,585,930
           15,000  Regency Realty Corp. (R)                                                       360,000
          137,000  RFS Hotel Investors, Inc. (R)                                                2,294,750
          130,000  Sizeler Property Investments, Inc. (R)                                       1,202,500
           25,000  Town & Country Trust (R)                                                       365,625
           20,000  Walden Residential Props, Inc. (R)                                             455,000
           30,000  Wellsford Residential Property Trust (R)                                       723,750
           88,900  Winston Hotels (R)                                                           1,122,363
                                                                                             ------------
                                                                                               37,422,205

Recreation  (0.4%)
---------------------------------------------------------------------------------------------------------
           40,000  International Speedway Corp. Class A +                                         800,000
           81,100  RockShox, Inc. +                                                             1,044,163
                                                                                             ------------
                                                                                                1,844,163

Retail  (5.2%)
---------------------------------------------------------------------------------------------------------
           46,000  99 Cents Only Stores +                                                         764,750
           10,900  Abercrombie & Fitch Co. Class A +                                              200,288
          131,000  Cole National Corp. Class A +                                                3,438,750
           20,000  Cost Plus, Inc. +                                                              370,000
           20,000  Dollar General Corp.                                                           575,000
          245,500  Duckwall-Alco Stores, Inc. +                                                 3,068,750
           30,000  Fabri-Centers of America Class A +                                             465,000
           75,000  InterTAN, Inc. +                                                               431,250
          157,000  Intimate Brands, Inc.                                                        2,551,250
          140,041  Limited, Inc. (The)                                                          2,520,738
           20,000  Loehmann's Holdings, Inc. +                                                    602,500
          100,000  Lowe's Cos., Inc.                                                            4,062,500
           66,400  Officemax, Inc. +                                                              962,800
           45,000  Rite Aid Corp.                                                               1,783,125
           46,900  Stage Stores, Inc. +                                                           879,375
           60,000  Waban, Inc. +                                                                1,582,500
          180,000  West Coast Entertainment Corp. +                                             1,800,000
                                                                                             ------------
                                                                                               26,058,576

Specialty Consumer Products  (1.9%)
---------------------------------------------------------------------------------------------------------
           95,800  Adidas AG 144A (Germany)                                                     4,119,400
           57,100  Gucci Group (Italy) +                                                        4,189,713
           70,200  Norwood Promotional Products, Inc. +                                         1,105,650
                                                                                             ------------
                                                                                                9,414,763

Transportation  (2.5%)
---------------------------------------------------------------------------------------------------------
          139,000  AirNet Systems, Inc. +                                                       1,737,500
           41,000  Northwest Airlines Corp. Class A +                                           1,655,375
           90,000  Pittston Burlington Group                                                    1,766,250
           33,000  Pittston Services Group                                                        841,500
           70,000  Sea Containers, Ltd. Class A                                                 1,085,000
          124,600  Stolt-Nielsen S.A. ADR                                                       2,180,500
          180,900  The Cronos Group +                                                           1,198,463
           62,000  Tranz Rail Holdings Ltd. ADR (New Zealand) +                                 1,108,250
        1,039,337  Ugland International Holdings PLC (United Kingdom)                           1,153,664
                                                                                             ------------
                                                                                               12,726,502

Utilities  (4.9%)
---------------------------------------------------------------------------------------------------------
           39,000  Bell Atlantic Corp.                                                          2,452,125
            9,200  Deutsche Telekom AG ADR (Germany) +                                            196,650
          115,000  GTE Corp.                                                                    5,160,625
          105,000  MCI Communications Corp.                                                     3,202,500
          153,000  Pacific Enterprises                                                          4,685,625
          147,100  Sprint Corp.                                                                 6,159,813
          147,000  Telefonica del Peru S.A. ADR (Peru)                                          2,848,125
                                                                                             ------------
                                                                                               24,705,463
                                                                                             ------------
                   Total Common Stocks  (cost $371,332,566)                                 $ 458,471,063

CONVERTIBLE BONDS AND NOTES  (0.5%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
         $500,000  Emerson Radio Corp. cv. sr. sub. deb 8 1/2s, 2002                            $ 275,000
          500,000  Omega Healthcare Investors, Inc. cv. sub. deb. 8 1/2s, 2001                    563,125
          465,000  Pioneer Financial Services cv. sub. notes 6 1/2s, 2003                         502,781
        1,200,000  Youth Services International, Inc. cv. sub. deb. 7s, 2006                    1,404,000
                                                                                             ------------
                   Total Convertible Bonds and Notes  (cost $2,665,000)                       $ 2,744,906

CONVERTIBLE PREFERRED STOCKS  (0.5%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
           16,400  Continental Airlines 144A $4.25 cv. pfd.                                   $ 1,098,800
               30  Credit Depot Corp. $9.00 cv. pfd.                                              571,875
            8,000  Service Corp. International Ser. A, $3.125 cv. pfd.                            808,000
                                                                                             ------------
                   Total Convertible Preferred Stocks  (cost $1,820,000)                      $ 2,478,675

WARRANTS  (0.1%) *+
NUMBER OF WARRANTS                                                        EXPIRATION DATE           VALUE
---------------------------------------------------------------------------------------------------------
          166,000  Commodore Applied Technology                                   6/28/01       $ 300,875
          151,700  Integrated Technology USA                                      10/2/00          28,444
           13,000  Maxim Pharmaceuticals, Inc.                                    7/10/01          29,250
                                                                                             ------------
                   Total Warrants  (cost $33,070)                                               $ 358,569


SHORT-TERM INVESTMENTS  (7.4%) *(cost $37,011,511)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
      $37,000,000  Interest in $732,975,000 joint repurchase agreement dated
                   November 29, 1996 with Morgan (J.P.) & Co., Inc. due
                   December 2, 1996 with respect to various U.S. Treasury
                   obligations -- maturity value of $37,017,267 for an
                   effective yield of 5.60%                                                  $ 37,011,511
---------------------------------------------------------------------------------------------------------
                   Total Investments (cost $412,862,147) ***                                $ 501,064,724
---------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $499,984,474.

*** The aggregate identified cost on a tax basis is $412,871,203, resulting in gross unrealized appreciation and depreciation of $99,433,919 and $11,240,398, respectively, or net unrealized appreciation of $88,193,521.

  + Non-income-producing security.

(R) Real Estate Investment Trust.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    ADR after the name of a foreign holding stands for American
    Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

    The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1996 (Unaudited)

Assets
--------------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $412,862,147) (Note 1)                 $501,064,724
--------------------------------------------------------------------------------------------------------
Cash                                                                                                 738
--------------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                                499,251
--------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                         3,965,593
--------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                 2,035,734
--------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                         5,734
--------------------------------------------------------------------------------------------------------
Total assets                                                                                 507,571,774

Liabilities
--------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                               5,991,531
--------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                       323,697
--------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                     686,690
--------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       138,756
--------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                        235
--------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                       1,359
--------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                           284,158
--------------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                        17,091
--------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                           143,783
--------------------------------------------------------------------------------------------------------
Total liabilities                                                                              7,587,300
--------------------------------------------------------------------------------------------------------
Net assets                                                                                  $499,984,474

Represented by
--------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                            $373,465,508
--------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                   1,710,511
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                         36,605,878
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                    88,202,577
--------------------------------------------------------------------------------------------------------
Total - Representing net assets applicable to capital shares outstanding                    $499,984,474

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($256,038,413 divided by 14,407,179 shares)                                                       $17.77
--------------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.77)*                                           $18.85
--------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($233,395,972 divided by 13,259,764 shares)**                                                     $17.60
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,550,089 divided by 596,706 shares)                                                           $17.68
--------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $17.68)*                                           $18.32
--------------------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Six monts ended November 30, 1996 (Unaudited)

Investment Income:
---------------------------------------------------------------------------------------------------------------
Dividends                                                                                            $3,122,297
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                733,782
---------------------------------------------------------------------------------------------------------------
Total investment income                                                                               3,856,079
---------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                      1,245,768
---------------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                          444,579
---------------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                         6,722
---------------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                          4,054
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                                   248,560
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                                   891,433
---------------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                                    18,612
---------------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                            1,711
---------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                  42,737
---------------------------------------------------------------------------------------------------------------
Registration fees                                                                                        41,085
---------------------------------------------------------------------------------------------------------------
Auditing                                                                                                 14,311
---------------------------------------------------------------------------------------------------------------
Legal                                                                                                     7,038
---------------------------------------------------------------------------------------------------------------
Postage                                                                                                 107,305
---------------------------------------------------------------------------------------------------------------
Other                                                                                                    24,220
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                                        3,098,135
---------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                              (70,604)
---------------------------------------------------------------------------------------------------------------
Net expenses                                                                                          3,027,531
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   828,548
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                                     14,817,440
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                                         22,072,721
---------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                              36,890,161
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                $37,718,709
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statements of changes in net assets

                                                                 Six months ended            Year ended
                                                                      November 30                May 31
                                                               ----------------------------------------
                                                                             1996*                 1996
-------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                    $828,548            $1,691,768
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                       14,817,440            26,670,081
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             22,072,721            49,972,462
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   37,718,709            78,334,311
-------------------------------------------------------------------------------------------------------
Distribution to shareholders:
-------------------------------------------------------------------------------------------------------
From net investment income
     Class A                                                          ---                    (1,132,760)
-------------------------------------------------------------------------------------------------------
     Class B                                                          ---                      (407,457)
-------------------------------------------------------------------------------------------------------
From net realized gain on investments
     Class A                                                          ---                    (2,552,443)
-------------------------------------------------------------------------------------------------------
     Class B                                                          ---                    (2,295,863)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     133,014,779            63,788,075
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                          170,733,488           135,733,863
-------------------------------------------------------------------------------------------------------
Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   329,250,986           193,517,123
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,710,511 and $881,963, respectively)                     $499,984,474          $329,250,986
-------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
                                                                                   For the period
                                                                                  January 22, 1996
                                                          Six months ended         (commencement        Six months ended
                                                               November 30        of operations) to      November 30
                                                               (Unaudited)             May 31             (Unaudited)
                                                           ---------------------------------------------------------------
                                                                    1996                 1996                 1996
                                                           ---------------------------------------------------------------
                                                                                      Class M
                                                           ---------------------------------------------------------------
Net asset value, beginning of period                              $16.29               $13.84               $16.24
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                .02(d)               .02(d)                --(d)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                     1.37                 2.43                 1.36
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.39                 2.45                   --
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------------------------
From net investment income                                            --                   --                   --
--------------------------------------------------------------------------------------------------------------------------
From net realized gains on investments                                --                   --                   --
--------------------------------------------------------------------------------------------------------------------------
In excess of realized gain on investments                             --                   --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   --                   --                   --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $17.68               $16.29               $17.60
--------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                   8.53*               17.70*                8.37*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                         $10,550               $2,025             $233,396
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                       .90*                 .66*                1.01*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             .10*                 .16*                 .02*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             27.69*               76.68                27.69*
--------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                 $0.0506                                   $0.0506
--------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                  For the period
                                                                                 November 2, 1994
                                                                                  (commencement        Six months ended
                                                             Year ended          of operations) to      November 30
                                                                 May 31                May 31            (Unaudited)
                                                          ---------------------------------------------------------------
                                                                   1996                 1995                 1996
                                                          ---------------------------------------------------------------
                                                                        Class B
                                                          ---------------------------------------------------------------
Net asset value, beginning of period                             $12.19               $11.08               $16.33
-------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                               .04                  .06(e)               .06(d)
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    4.35                 1.20                 1.38
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   4.39                 1.26                 1.44
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------------------------
From net investment income                                         (.05)                (.03)                  --
-------------------------------------------------------------------------------------------------------------------------
From net realized gains on investments                             (.29)                (.10)                  --
-------------------------------------------------------------------------------------------------------------------------
In excess of realized gain on investments                            --                 (.02)                  --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (.34)                (.15)                  --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $16.24               $12.19               $17.77
-------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                 36.62                11.55*                8.82*
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $153,905              $89,962             $256,038
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                     2.05                 1.12*(e)              .63*
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)            .30                  .65*(e)              .40*
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                            76.68                15.32                27.69*
-------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)                                                                          $0.0506
-------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                                     For the period
                                                                                                     August 5, 1993
                                                                                                     (commencement
                                                                         Year ended                 of operations) to
                                                                            May 31                         May 31
                                                           --------------------------------------------------------
                                                                    1996                 1995                 1994
                                                           --------------------------------------------------------
                                                                                   Class A
                                                           ---------------------------------------------------------------
Net asset value, beginning of period                              $12.24               $10.74                $8.53
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                .14                  .06(e)              .07(d)(e)
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                     4.37                 1.59                 2.27
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    4.51                 1.65                 2.34
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------------------
From net investment income                                          (.13)                (.03)                (.04)
-------------------------------------------------------------------------------------------------------------------
From net realized gains on investments                              (.29)                (.10)                (.09)
-------------------------------------------------------------------------------------------------------------------
In excess of realized gain on investments                             --                 (.02)                  --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.42)                (.15)                (.13)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $16.33               $12.24               $10.74
-------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                  37.57                15.61                27.58*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $173,321             $103,555               $3,062
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%) (b)                     1.29                 1.13(e)              .78*(e)
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)            1.05                 1.89(e)              .73*(e)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             76.68                15.32               102.99*
-------------------------------------------------------------------------------------------------------------------
Average commission rate paid (c)
-------------------------------------------------------------------------------------------------------------------

 *  Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect  the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior periods exclude these amounts. (Note 2)

(c) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Reflects an expense limitation in effect during the period. As a result of these limitaitons, expenses of the fund for the period ended May 31, 1994 reflect a reduction of $0.11 per share. For the period ended May 31, 1995 the reduction was less that $0.01 per share for both class A and class B. (Note 2)




Notes to financial statements
November 30, 1996 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation and current income by investing primarily in common stocks that offer potential for capital appreciation.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $17,091. These expenses are being amortized on a straight-line basis over a five-year period.

The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million, 0.55% of the next $500 million, 0.50% of the next $500 million, and 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% of any excess thereafter.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1996, fund expenses were reduced by $70,604 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $910 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The Fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the Fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total compensation for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended November 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $256,930 and $17,466 from the sale of class A and class M shares, respectively and $82,400 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received $800 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1996, purchases and sales of investment securities other than short-term investments aggregated $211,298,177 and $100,494,159, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                              Six months ended
                             November 30, 1996
----------------------------------------------------
Class A                     Shares           Amount
----------------------------------------------------
Shares sold              5,644,791       $93,163,599
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                   --                --
----------------------------------------------------
                         5,644,791        93,163,599

Shares
repurchased             (1,848,146)      (30,298,039)
----------------------------------------------------
Net increase             3,796,645       $62,865,560
----------------------------------------------------

                                  Year ended
                                 May 31, 1996
----------------------------------------------------
Class A                     Shares           Amount
----------------------------------------------------
Shares sold              3,976,974       $57,497,542
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              261,712         3,554,184
----------------------------------------------------
                         4,238,686        61,051,726

Shares
repurchased             (2,090,445)      (29,527,440)
----------------------------------------------------
Net increase             2,148,241       $31,524,286
----------------------------------------------------

                             Six months ended
                            November 30, 1996
----------------------------------------------------
Class B                    Shares             Amount
----------------------------------------------------
Shares sold             5,744,735        $94,166,658
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  --                 --
----------------------------------------------------
                        5,744,735         94,166,658

Shares
repurchased            (1,962,868)       (31,835,071)
----------------------------------------------------
Net increase            3,781,867        $62,331,587
----------------------------------------------------

                                 Year ended
                                May 31, 1996
----------------------------------------------------
Class B                    Shares             Amount
----------------------------------------------------
Shares sold             3,190,077        $45,830,333
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions             190,587          2,580,381
----------------------------------------------------
                        3,380,664         48,410,714

Shares
repurchased            (1,284,596)       (18,077,077)
----------------------------------------------------
Net increase            2,096,068        $30,333,637
----------------------------------------------------

                              Six months ended
                             November 30, 1996
----------------------------------------------------
Class M                   Shares              Amount
----------------------------------------------------
Shares sold               500,201         $8,282,504
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  --                 --
----------------------------------------------------
                          500,201          8,282,504

Shares
repurchased               (27,811)          (464,872)
----------------------------------------------------
Net increase              472,390         $7,817,632
----------------------------------------------------

                             For the period
                            January 22, 1996
                             (commencement
                             of operations) to
                               May 31, 1996
----------------------------------------------------
Class M                      Shares           Amount
----------------------------------------------------
Shares sold               158,457         $2,440,937
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  --                 --
----------------------------------------------------
                          158,457          2,440,937

Shares
repurchased               (34,141)          (510,785)
----------------------------------------------------
Net increase              124,316         $1,930,152
----------------------------------------------------

Note 5
Transactions with Affiliated Companies

Transactions during the period with companies in which the fund owns at least 5% of the voting securities were as follows:

Affiliates              Duckwall-Alco Stores, Inc.
Purchase cost           $2,414,495
Sales cost              $--
Dividend income         $--
Market value            $3,068,750



Results of December 5, 1996 shareholder meeting
(Unaudited)

A meeting of shareholders of the fund was held on December 5, 1996. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                           Votes
                                 Votes for                withheld
                               ------------             -----------
Jameson Adkins Baxter            13,194,236                 241,068
Hans H. Estin                    13,180,784                 254,520
John A. Hill                     13,200,801                 234,503
Ronald J. Jackson                13,190,352                 244,952
Elizabeth T. Kennan              13,181,036                 254,268
Lawrence J. Lasser               13,191,961                 243,343
Robert E. Patterson              13,191,660                 243,644
Donald S. Perkins                13,193,245                 242,059
William F. Pounds                13,194,677                 240,627
George Putnam                    13,191,119                 244,185
George Putnam, III               13,188,197                 247,107
Eli Shapiro                      13,155,956                 279,348
A.J.C. Smith                     13,193,811                 241,493
W. Nicholas Thorndike            13,186,067                 249,237

A proposal to ratify the selection of Coopers & Lybrand L.L.P. as auditors for the fund was approved as follows: 12,897,373 votes for, and 86,988 votes against, with 450,943 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows: 12,234,105 votes for, and 537,062 votes against, with 664,137 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans through purchases of debt obligations, repurchase agreements and securities loans was approved as follows:
11,829,051 votes for, and 923,043 votes against, with 683,210 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in senior securities was approved as follows:
12,202,335 votes for, and 565,172 votes against, with 667,797 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities or commodity contracts was approved as follows: 11,883,687 votes for, and 894,629 votes against, with 656,988 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 11,948,415 votes for, and 799,858 votes against, with 687,031 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows: 11,721,477 votes for, and 1,018,273 votes against, with 695,554 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 11,836,298 votes for, and 906,760 votes against, with 692,246 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction which limits the fund's ability to pledge assets was approved as follows: 11,674,319 votes for, and 1,041,543 votes against, with 719,442 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in restricted securities was approved as follows: 11,897,791 votes for, and 853,698 votes against, with 683,815 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas and mineral interests was approved as follows: 12,034,802 votes for, and 724,967 votes against, with 675,535 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investing to gain control of a company's management was approved as follows: 11,912,232 votes for, and 841,498 votes against, with 681,574 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past six years. In 1995, over 146,000 tests of 56 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

* HELP YOUR INVESTMENT GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.*

* SWITCH FUNDS EASILY

You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number: 1-800-225-1581.

* Regular investing of course, does not guarantee a profit or protect against a loss in a declining market.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Gerald Zukowski
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Capital Appreciation Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------

29935-433/948/2BN   1/97